Capital Management (Tables)	3 Months Ended
Jan. 31, 2026
Disclosure of Capital Management [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures (1)

(Canadian $ in millions, except as noted)	January 31, 2026	October 31, 2025
CET1 Capital	$57,801	$58,286
Tier 1 Capital	65,425	65,890
Total Capital	74,890	75,562
TLAC	128,454	129,957
Risk-Weighted Assets	442,058	437,945
Leverage Exposures	1,488,813	1,521,813
CET1 Ratio	13.1%	13.3%
Tier 1 Capital Ratio	14.8%	15.0%
Total Capital Ratio	16.9%	17.3%
TLAC Ratio	29.1%	29.7%
Leverage Ratio	4.4%	4.3%
TLAC Leverage Ratio	8.6%	8.5%
(1)Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity (TLAC) Guideline.